Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	$ 76,359	$ 61,087
Gross unrealized gains on FVOCI securities	50	75
Gross unrealized losses on FVOCI securities	(388)	(403)
Financial assets measured at fair value through other comprehensive income	76,021	60,759
Unrealized gain losses on FVOCI securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	77,012	61,643
Gross unrealized gains on FVOCI securities	101	123
Gross unrealized losses on FVOCI securities	(420)	(435)
Financial assets measured at fair value through other comprehensive income	76,693	61,331
Unrealized gain losses on FVOCI securities [member] | Canadian federal government [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	11,715	10,890
Gross unrealized gains on FVOCI securities	1	16
Gross unrealized losses on FVOCI securities	(31)	(9)
Financial assets measured at fair value through other comprehensive income	11,685	10,897
Unrealized gain losses on FVOCI securities [member] | Other Canadian governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	16,506	13,526
Gross unrealized gains on FVOCI securities	9	33
Gross unrealized losses on FVOCI securities	(101)	(74)
Financial assets measured at fair value through other comprehensive income	16,414	13,485
Unrealized gain losses on FVOCI securities [member] | U.S. Treasury and agencies [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	29,362	22,383
Gross unrealized gains on FVOCI securities	10	4
Gross unrealized losses on FVOCI securities	(220)	(223)
Financial assets measured at fair value through other comprehensive income	29,152	22,164
Unrealized gain losses on FVOCI securities [member] | Other foreign governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	5,542	5,632
Gross unrealized gains on FVOCI securities	22	21
Gross unrealized losses on FVOCI securities	(4)	(14)
Financial assets measured at fair value through other comprehensive income	5,560	5,639
Unrealized gain losses on FVOCI securities [member] | Mortgage backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	3,493	1,021
Gross unrealized losses on FVOCI securities	(23)	(43)
Financial assets measured at fair value through other comprehensive income	3,470	978
Unrealized gain losses on FVOCI securities [member] | Asset backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	656	944
Gross unrealized gains on FVOCI securities	1
Gross unrealized losses on FVOCI securities		(6)
Financial assets measured at fair value through other comprehensive income	657	938
Unrealized gain losses on FVOCI securities [member] | Corporate debt [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	9,085	6,691
Gross unrealized gains on FVOCI securities	7	1
Gross unrealized losses on FVOCI securities	(9)	(34)
Financial assets measured at fair value through other comprehensive income	9,083	6,658
Unrealized gain losses on FVOCI securities [member] | Corporate equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	653	556
Gross unrealized gains on FVOCI securities	51	48
Gross unrealized losses on FVOCI securities	(32)	(32)
Financial assets measured at fair value through other comprehensive income	$ 672	$ 572